Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Presentation [Abstract]
Summary of Subsidiaries

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases.

Subsidiaries	Principal activity	Jurisdiction of incorporation	Equity ownership	Non-controlling interest ("NCI")
KamCan Products Inc.	Inactive	British Columbia, Canada	100%	0%
Sundial Deutschland GmbH	Inactive	Germany	100%	0%
2657408 Ontario Inc.	Operations	Ontario, Canada	100%	0%
NGBA-BC Holdings Ltd.	Operations	British Columbia, Canada	100%	0%
Sundial Insurance (Bermuda) Ltd.	Operations	Bermuda	100%	0%
Inner Spirit Holdings Ltd.	Operations	Alberta, Canada	100%	0%
Spirit Leaf Inc.	Operations	Alberta, Canada	100%	0%
Spirit Leaf Corporate Inc.	Operations	Alberta, Canada	100%	0%
Spirit Leaf Ontario Inc. (1)	Operations	Ontario, Canada	0%	100%
(1)

This entity may be considered to be “controlled” by the Company solely for the purposes of IFRS, but the entity is not controlled by the Company within the meaning of applicable corporate law. For the purposes of IFRS, control of this entity is determined by the Company being exposed to variable returns and having the ability to affect those returns through its power over the entity.